UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006

if amendment report check here               [ ]; Amendment Number:  -----------

This Amendment (Check only one.):            [ ] is a restatement.

                                             [ ] adds new holding entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address  (Street)               (City)    (State)    (Zip)

Form 13F File Number:28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Deanna B. Marotz       Chief Compliance Officer       (312) 913-3953
--------------------------------------------------------------------------------
     Name                        (Title)                  (Phone)


                                                    /s/ Deanna B. Marotz
                                              ---------------------------------
                                              (Manual Signature of Person Duly
                                              Authorized to Submit This Report)

                                              Chicago, IL        May 8, 2006
                                              ---------------------------------
                                                 (Place and Date of Signing)

Report Type:

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[X] 13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $1,659,698
                                         (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     Form 13F File Number     Name
     ---     --------------------     ----

     1       28-04975                 Affiliated Managers Group, Inc.

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

    ITEM 1           ITEM 2       ITEM 3     ITEM 4             ITEM 5             ITEM 6       ITEM 7          ITEM 8
    ------           ------       ------     ------      -------------------  ---------------  --------  -----------------------

                    TITLE OF                 VALUE       SHARES/   SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER       CLASS        CUSIP     (x$1000)     PRN AMT   PRN  CALL    DISCRETION     MANAGERS  SOLE   SHARED     NONE
--------------      --------      ------    --------     -------------------    ----------     --------  ----   ------     ----

ADVO, Inc.            COM       007585102  $   26,147     817,100             Shared-Defined       1            765,373   51,727
Acuity Brands, Inc.   COM       00508Y102  $   22,891     572,276             Shared-Defined       1            535,862   36,414
Adesa, Inc.           COM       00686U104  $   35,310   1,320,500             Shared-Defined       1          1,236,700   83,800
Aftermarket
Technology Corp.      COM       008318107  $   26,004   1,150,100             Shared-Defined       1          1,076,700   73,400
Albemarle
Corporation           COM       012653101  $   34,729     765,800             Shared-Defined       1            717,100   48,700
Amerus Group Co.      COM       03072M108  $   17,096     283,800             Shared-Defined       1            265,700   18,100
Andrew Corp           COM       034425108  $   19,502   1,588,100             Shared-Defined       1          1,486,700  101,400
Applied Films
Corporation           COM       038197109  $   15,752     810,700             Shared-Defined       1            759,400   51,300
Aspen Insurance
Holdings Limit        SHS       G05384105  $   27,493   1,114,900             Shared-Defined       1          1,044,300   70,600
Belden CDT Inc.       COM       077454106  $   23,636     868,000             Shared-Defined       1            812,600   55,400
Benchmark
Electronics, Inc.     COM       08160H101  $   34,580     901,700             Shared-Defined       1            844,400   57,300
Big 5 Sporting
Goods Corp            COM       08915P101  $   17,941     916,300             Shared-Defined       1            858,200   58,100
Blount International
Inc.                  COM       095180105  $   12,753     791,600             Shared-Defined       1            740,900   50,700
Carlisle Companies
Incorporate           COM       142339100  $   29,006     354,600             Shared-Defined       1            332,100   22,500
Centene Corporation   COM       15135B101  $   34,774   1,192,100             Shared-Defined       1          1,116,500   75,600
Cincinnati Bell Inc.  COM       171871106  $    4,205     930,300             Shared-Defined       1            870,770   59,530
Clark, Inc.           COM       181457102  $   11,672     988,300             Shared-Defined       1            925,200   63,100
Commercial Capital
Bancorp, In           COM       20162L105  $   15,649   1,113,000             Shared-Defined       1          1,042,400   70,600
Commscope, Inc.       COM       203372107  $   37,529   1,314,500             Shared-Defined       1          1,230,950   83,550
Conseco, Inc.       COM NEW     208464883  $   40,864   1,646,400             Shared-Defined       1          1,541,800  104,600
Crane Co.             COM       224399105  $   46,518   1,134,300             Shared-Defined       1          1,062,600   71,700
Curtiss-Wright
Corporation           COM       231561101  $   21,647     327,000             Shared-Defined       1            306,200   20,800
Cytec Industries Inc. COM       232820100  $   50,228     837,000             Shared-Defined       1            783,800   53,200
Delphi Financial
Group, Inc.           CL A      247131105  $   38,260     741,034             Shared-Defined       1            693,961   47,073
Electronics For
Imaging, Inc.         COM       286082102  $   31,149   1,113,647             Shared-Defined       1          1,042,885   70,762
Fairchild
Semiconductor Int'l.  COM       303726103  $   34,235   1,795,250             Shared-Defined       1          1,681,850  113,400
Flowserve
Corporation           COM       34354P105  $   13,147     225,350             Shared-Defined       1            210,850   14,500
Heidrick & Struggles
Intl                  COM       422819102  $   30,432     838,800             Shared-Defined       1            785,600   53,200
Hudson Highland
Group, Inc.           COM       443792106  $   30,658   1,618,700             Shared-Defined       1          1,516,100  102,600
Interpool, Inc.       COM       46062R108  $   18,968     939,000             Shared-Defined       1            879,100   59,900
Laidlaw
International, Inc.   COM       50730R102  $   33,398   1,227,850             Shared-Defined       1          1,149,850   78,000
MCG Capital
Corporation           COM       58047P107  $   24,283   1,721,000             Shared-Defined       1          1,611,544  109,456
Maritrans Inc.        COM       552715104  $      621      25,400             Shared-Defined       1             23,700    1,700
Mentor Graphics
Corporation           COM       587200106  $   30,318   2,743,700             Shared-Defined       1          2,569,800  173,900

    ITEM 1           ITEM 2       ITEM 3     ITEM 4             ITEM 5             ITEM 6       ITEM 7          ITEM 8
    ------           ------       ------     ------      -------------------  ---------------  --------  -----------------------

                    TITLE OF                 VALUE       SHARES/   SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER       CLASS        CUSIP     (x$1000)     PRN AMT   PRN  CALL    DISCRETION     MANAGERS  SOLE   SHARED     NONE
--------------      --------      ------    --------     -------------------    ----------     --------  ----   ------     ----

NCI Building
Systems, Inc.         COM       628852105  $   49,185     822,900             Shared-Defined       1            770,700   52,200
NETGEAR, Inc.         COM       64111Q104  $   16,527     869,400             Shared-Defined       1            813,900   55,500
Newfield Exploration
Company               COM       651290108  $    9,675     230,900             Shared-Defined       1            216,300   14,600
Parametric
Technology Corp       COM       699173100  $   21,305   1,304,660             Shared-Defined       1          1,222,220   82,440
Park Electrochemical
Corp.                 COM       700416209  $   16,844     571,000             Shared-Defined       1            534,600   36,400
Perot Systems Corp.   CL A      714265105  $   17,675   1,135,900             Shared-Defined       1          1,063,500   72,400
Placer Sierra
Bancshares            COM       726079106  $   20,496     717,900             Shared-Defined       1            672,400   45,500
ProQuest Company      COM       74346P102  $   21,262     994,000             Shared-Defined       1            930,900   63,100
Prosperity
Bancshares, Inc.      COM       743606105  $   23,383     774,000             Shared-Defined       1            724,900   49,100
Provident Bankshares
Corporation           COM       743859100  $   18,789     515,465             Shared-Defined       1            482,565   32,900
Rare Hospitality
International         COM       753820109  $   18,240     523,700             Shared-Defined       1            490,400   33,300
Reinsurance Group
Of America,           COM       759351109  $   37,950     802,490             Shared-Defined       1            751,590   50,900
Ryder System, Inc.    COM       783549108  $   27,956     624,300             Shared-Defined       1            584,700   39,600
S1 Corporation        COM       78463B101  $   15,031   2,982,400             Shared-Defined       1          2,791,680  190,720
Scottish Re Group
Limited               ORD       G7885T104  $   31,849   1,283,700             Shared-Defined       1          1,202,100   81,600
Smart Modular
Technologies        ORD SHS     G82245104  $   20,189   2,230,800             Shared-Defined       1          2,089,330  141,470
Sterling Financial
Corporation           COM       859319105  $   24,644     849,777             Shared-Defined       1            797,397   52,380
Swift Transportation
Co., Inc.             COM       870756103  $   21,479     988,450             Shared-Defined       1            925,850   62,600
Synnex Corporation    COM       87162W100  $   20,435   1,101,000             Shared-Defined       1          1,030,700   70,300
The Houston
Exploration           COM       442120101  $   13,033     247,300             Shared-Defined       1            231,600   15,700
The Scotts Miracle-
Gro Company           CL A      810186106  $   15,883     347,100             Shared-Defined       1            325,000   22,100
The Steak n Shake
Company               COM       857873103  $   30,447   1,443,000             Shared-Defined       1          1,351,600   91,400
The Toro Company      COM       891092108  $   33,926     710,500             Shared-Defined       1            665,400   45,100
Triad Guaranty Inc.   COM       895925105  $   11,251     239,900             Shared-Defined       1            224,618   15,282
Triad Hospitals, Inc. COM       89579K109  $   21,126     504,200             Shared-Defined       1            472,200   32,000
U.S.I. Holdings
Corporation           COM       90333H101  $   25,973   1,610,211             Shared-Defined       1          1,507,421  102,790
United Panam
Financial Corp        COM       911301109  $   17,008     550,410             Shared-Defined       1            515,310   35,100
United Rentals, Inc.  COM       911363109  $   23,094     669,400             Shared-Defined       1            627,000   42,400
United Stationers
Inc.                  COM       913004107  $   30,320     571,000             Shared-Defined       1            534,600   36,400
Walter Industries,
Inc.                  COM       93317Q105  $   24,176     362,900             Shared-Defined       1            339,900   23,000
Watson Wyatt
Worldwide, Inc.       CL A      942712100  $   27,498     844,000             Shared-Defined       1            790,400   53,600
eFunds Corporation    COM       28224R101      24,434     945,598             Shared-Defined       1            885,226   60,372
iStar Financial Inc.  COM       45031U101  $   37,223     972,400             Shared-Defined       1            910,700   61,700
TOTAL                                      $1,659,698
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